Stockholders' Investment (Tables)	9 Months Ended
Sep. 30, 2018
Equity [Abstract]
Schedule of changes in stockholders' investment

Changes in stockholders’ investment for the three and nine months ended September 30, 2018 and 2017 consisted of the following (in thousands):

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2018	2017	2018	2017
Beginning balance	$46,954	$143,286	$111,733	$197,468
Net loss	(41,561)	(10,053)	(107,159)	(67,859)
Share-based compensation	497	379	1,392	1,647
Issuance of warrants	—	—	—	2,571
Issuance of restricted stock units, net of taxes paid	(5)	(15)	(81)	(230)

Ending balance	$5,885	$133,597	$5,885	$133,597